UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

KraneShares Bosera MSCI China A Share ETF
KraneShares CSI New China ETF
KraneShares CSI China Internet ETF
KraneShares E Fund China Commercial Paper ETF
KraneShares FTSE Emerging Markets Plus ETF

Annual Report

March 31, 2016

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Instead, investors must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders:

We are pleased to send you the Annual Report for KraneShares exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2016. For the period, the ETFs delivered the following total returns:

Morningstar Peer Group Median		One-Year Return*
-18.74	%(1)	-27.18%	KraneShares Bosera MSCI China A Share ETF (KBA)
-18.74	%(1)	-9.71%	KraneShares CSI New China ETF (KFYP)
-18.74	%(1)	4.77%	KraneShares CSI China Internet ETF (KWEB)
-2.17	%(2)	-1.11%	KraneShares E Fund China Commercial Paper ETF (KCNY)
-21.89	%(3)	-14.00%	KraneShares FTSE Emerging Markets Plus ETF (KEMP)

For comparison, the broad indices below produced the following returns:

One-Year Return	Index Name
1.78%	S&P 500 Index
-23.51%	MSCI China A Index
4.02%	JPMorgan EMBI Global Core Index
-11.70%	MSCI Emerging Markets Index

We are encouraged by the steady progress being made by China to increase access in local markets for international investors, and also by the heightened demand and awareness of these markets by the global community.

•	We believe that China will continue to grow and be an essential element of a well-designed investment portfolio.
•	We believe that investors should have low-cost, transparent tools to obtain exposure to Chinese equity and fixed income markets.
•	We are dedicated to helping investors obtain more complete passive market exposures and more balanced investment portfolios.

Thank you for investing with us.

Jonathan Krane, CEO
March 31, 2016

*	Returns based on Net Asset Value

	Morningstar Peer Group Median	Morningstar Peer Group Name
(1)	-18.74%	U.S. ETF China Region
(2)	-2.17%	U.S. ETF Emerging Markets Local Currency Bond
(3)	-21.89%	U.S. ETF Diversified Emerging Markets

Management Discussion of Fund Performance (Unaudited)

The MSCI China A Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”).

The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded debt instruments in emerging market countries.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Morningstar ETF China Region Category portfolios invest almost exclusively in stocks from China, Taiwan, and Hong Kong. These portfolios invest at least 70% of total assets in equities and invest at least 75% of stock assets in one specific region or a combination of China, Taiwan, and/or Hong Kong. This peer group has a total of 35 funds in the category as of March 31, 2016.

The Morningstar ETF Diversified Emerging Markets Category portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. This peer group has a total of 61 funds in the category as of March 31, 2016.

The Morningstar ETF Emerging Markets Local Currency Bond Category portfolios invest more than 65% of their assets in foreign bonds from developing countries in the local currency. Funds in this category have a mandate to maintain exposure to currencies of emerging markets. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe, Africa, the Middle East, and Asia. This peer group has a total of 21 funds in the category as of March 31, 2016.

Management Discussion of Fund Performance (Unaudited)
KraneShares Bosera MSCI China A Share ETF

KraneShares Bosera MSCI China A Share ETF

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China A International Index (the “Underlying Index”).

The Underlying Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

China review

In the fiscal year from April 1, 2015 to March 31, 2016, Chinese equity markets as reflected by Shanghai Stock Exchange Composite Index experienced a very volatile year with monthly returns ranging from -13% to +11%. From July 2014 to May 2015, these markets experienced dramatic growth, with cumulative performance of 125%, due to low starting valuations and loose monetary policy. After May 2015, markets dropped sharply, producing negative performance for the one-year period, but positive returns of 47% from July 2014 to March 2016.

Chinese currency also experienced an unusually volatile year. The renminbi depreciated against the U.S. dollar by 4%. Depreciation was primarily driven by foreign exchange reform, resulting in a two day drop of 3% in August 2015. Another reason for the currency weakness was a slower Chinese economy and U.S. dollar strength. Both of these factors put downward pressure on the Chinese currency. Volatility in the Chinese equity market had a direct impact on the performance of this strategy.

By the Fund’s fiscal year end on March 31, 2016 (the “reporting period”), the Fund decreased 27.18% for the year, while the Underlying Index decreased 24.88%. The Fund increased 30.13% cumulatively since inception.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

*	The Fund commenced operations on March 4, 2014.
**	The Hybrid MSCI China A/China A International Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, and the MSCI China A International Index going forward.

Management Discussion of Fund Performance (Unaudited)
KraneShares Bosera MSCI China A Share ETF

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2016*
	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares Bosera MSCI China A Share ETF	-27.18%	-27.01%	‡	13.55%	‡	13.45%	‡
Hybrid MSCI China A/China A International Index**	N/A	-24.88%	‡	N/A		17.98%	‡
S&P 500 Index	N/A	1.78%	‡	N/A		6.87%	‡

*	The Fund commenced operations on March 4, 2014.
**	The Hybrid MSCI China A/China A International Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, and the MSCI China A International Index going forward, because, prior to October 24, 2014, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A Index.
‡	Unaudited.
^	The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 1.02% and its net expense ratio is 0.92% due to an Expense Limitation Agreement whereby the Fund’s adviser, Krane Funds Advisors, LLC, has agreed to contractually reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI New China ETF

KraneShares CSI New China ETF

The KraneShares CSI New China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index (the “Underlying Index”).

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses the index sponsor, China Securities Index Co., Ltd. (“CSI”), has determined will be important in the Chinese government’s current Five-Year Plan.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

China review

In the fiscal year from April 1, 2015 to March 31, 2016, Chinese equity markets as reflected by Shanghai Stock Exchange Composite Index experienced a very volatile year with monthly returns ranging from -13% to +11%. From July 2014 to May 2015, these markets experienced dramatic growth, with cumulative performance of 125%, due to low starting valuations and loose monetary policy. After May 2015, markets dropped sharply, producing negative performance for the one-year period, but positive returns of 47% from July 2014 to March 2016.

Chinese currency also experienced an unusually volatile year. The renminbi depreciated against the U.S. dollar by 4%. Depreciation was primarily driven by foreign exchange reform, resulting in a two day drop of 3% in August 2015. Another reason for the currency weakness was a slower Chinese economy and U.S. dollar strength. Both of these factors put downward pressure on the Chinese currency. While this strategy did not own any mainland Chinese companies, the performance of the Chinese equity market had a strong impact on the performance on Chinese company stocks listed outside of the region.

By the Fund’s fiscal year end on March 31, 2016 (the “reporting period”), the Fund decreased 9.71% for the year, while the Underlying Index decreased 8.86%. The Fund increased 24.75% cumulatively since inception.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

*	The Fund commenced operations on July 22, 2013.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI New China ETF

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2016*
	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares CSI New China ETF	-9.71%	-12.15%	‡	8.57%	‡	6.87%	‡
CSI Overseas China Five-Year Plan Index	N/A	-8.86%	‡	N/A		9.01%	‡
S&P 500 Index	N/A	1.78%	‡	N/A		9.78%	‡

*	The Fund commenced operations on July 22, 2013.
‡	Unaudited.
^	The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.71%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI China Internet ETF

KraneShares CSI China Internet ETF

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the “Underlying Index”).

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), as defined by the index sponsor, China Securities Index Co., Ltd. (“CSI”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

China review

In the fiscal year from April 1, 2015 to March 31, 2016, Chinese equity markets as reflected by Shanghai Stock Exchange Composite Index experienced a very volatile year with monthly returns ranging from -13% to +11%. From July 2014 to May 2015, these markets experienced dramatic growth, with cumulative performance of 125%, due to low starting valuations and loose monetary policy. After May 2015, markets dropped sharply, producing negative performance for the one-year period, but positive returns of 47% from July 2014 to March 2016.

Chinese currency also experienced an unusually volatile year. The renminbi depreciated against the U.S. dollar by 4%. Depreciation was primarily driven by foreign exchange reform, resulting in a two day drop of 3% in August 2015. Another reason for the currency weakness was a slower Chinese economy and U.S. dollar strength. Both of these factors put downward pressure on the Chinese currency. The Fund holds Chinese overseas Internet stocks, reflecting the consumer and technology sectors within China’s economy. Despite headwinds in the China’s manufacturing sectors, strong growth in the middle class and service economy have resulted in outperformance when compared to the overall Chinese equity market.

By the Fund’s fiscal year end on March 31, 2016 (the “reporting period”), the Fund increased 4.77% for the year, while the Underlying Index increased 6.45%. The Fund increased 44.88% cumulatively since inception.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

*	The Fund commenced operations on July 31, 2013.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI China Internet ETF

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2016*
	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares CSI China Internet ETF	4.77%	4.91%	‡	14.92%	‡	15.02%	‡
CSI Overseas China Internet Index	N/A	6.45%	‡	N/A		14.95%	‡
S&P 500 Index	N/A	1.78%	‡	N/A		10.01%	‡

*	The Fund commenced operations on July 31, 2013.
‡	Unaudited.
^	The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.71%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited)
KraneShares E Fund China Commercial Paper ETF

KraneShares E Fund China Commercial Paper ETF

The KraneShares E Fund China Commercial Paper ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the CSI Diversified High Grade Commercial Paper Index (the “Underlying Index”).

The Underlying Index seeks to deliver a diversified basket of investment-grade (according to a Chinese ratings organization) commercial paper denominated in on-shore renminbi issued by sovereign, quasi-sovereign and corporate issuers in the People’s Republic of China and traded in the inter-bank bond market. Commercial paper in the Fund is investment-grade (according to a Chinese ratings organization) and has a remaining term to final maturity of no more than one year and no less than one month.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

China review

In the fiscal year from April 1, 2015 to March 31, 2016, Chinese equity markets as reflected by Shanghai Stock Exchange Composite Index experienced a very volatile year with monthly returns ranging from -13% to +11%. From July 2014 to May 2015, these markets experienced dramatic growth, with cumulative performance of 125%, due to low starting valuations and loose monetary policy. After May 2015, markets dropped sharply, producing negative performance for the one-year period, but positive returns of 47% from July 2014 to March 2016.

Chinese currency also experienced an unusually volatile year. The renminbi depreciated against the U.S. dollar by 4%. Depreciation was primarily driven by foreign exchange reform, resulting in a two day drop of 3% in August 2015. Another reason for the currency weakness was a slower Chinese economy and U.S. dollar strength. Both of these factors put downward pressure on the Chinese currency. This strategy’s returns are comprised of yield and appreciation of the renminbi. Due to currency depreciation in the prior year, this strategy was negatively impacted.

By the Fund’s fiscal year end on March 31, 2016 (the “reporting period”), the Fund decreased 1.11% for the year, while the Underlying Index increased 0.25%. The Fund decreased 0.97% cumulatively since inception.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

*	The Fund commenced operations on December 2, 2014.

Management Discussion of Fund Performance (Unaudited)
KraneShares E Fund China Commercial Paper ETF

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2016*
	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares E Fund China Commercial Paper ETF	-1.11%	-0.65%	‡	-0.73%	‡	-0.87%	‡
CSI Diversified High Grade Commercial Paper Index	N/A	0.25%	‡	N/A		0.60%	‡
S&P 500 Index	N/A	1.78%	‡	N/A		1.90%	‡

*	The Fund commenced operations on December 2, 2014.
‡	Unaudited.
^	The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.72% and its net expense ratio is 0.60% due to an Expense Limitation Agreement whereby the Fund’s adviser, Krane Funds Advisors, LLC, has agreed to contractually reduce its management fee to the extent necessary to keep the Fund’s net expense ratio (except interest expense, taxes, acquired fund fees and expenses, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, and distribution fees and expenses paid by the Trustee under any distribution plan adopted pursuant to Rule 12b-1, if any, from exceeding 0.56% of the Fund’s average daily net assets until July 31, 2016. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited)
KraneShares FTSE Emerging Markets Plus ETF

KraneShares FTSE Emerging Markets Plus ETF

The KraneShares FTSE Emerging Markets Plus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index (the “Underlying Index”).

The Underlying Index is a gross domestic product (“GDP”) weighted index of large and mid-cap issuers. As a result of the GDP weighting, the emerging markets with the largest GDPs have the heaviest weightings in the Underlying Index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

China review

In the fiscal year from April 1, 2015 to March 31, 2016, Chinese equity markets as reflected by Shanghai Stock Exchange Composite Index experienced a very volatile year with monthly returns ranging from -13% to +11%. From July 2014 to May 2015, these markets experienced dramatic growth, with cumulative performance of 125%, due to low starting valuations and loose monetary policy. After May 2015, markets dropped sharply, producing negative performance for the one-year period, but positive returns of 47% from July 2014 to March 2016.

Chinese currency also experienced an unusually volatile year. The renminbi depreciated against the U.S. dollar by 4%. Depreciation was primarily driven by foreign exchange reform, resulting in a two day drop of 3% in August 2015. Another reason for the currency weakness was a slower Chinese economy and U.S. dollar strength. Both of these factors put downward pressure on the Chinese currency. The Chinese equity market had a strong impact on this strategy due to its 39% weighting in Chinese stocks.

By the Fund’s fiscal year end on March 31, 2016 (the “reporting period”), the Fund decreased 14.00% for the year, while the Underlying Index decreased 13.53%. The Fund decreased 11.84% cumulatively since inception.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

*	The Fund commenced operations on February 12, 2015.

Management Discussion of Fund Performance (Unaudited)
KraneShares FTSE Emerging Markets Plus ETF

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2016*
	One Year Return			Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^
KraneShares FTSE Emerging Markets Plus ETF	-14.00%	-13.80%	‡	-10.54%	‡	-9.62%	‡
FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index	N/A	-13.53%	‡	N/A		-9.06%	‡
S&P 500 Index	N/A	1.78%	‡	N/A		0.92%	‡

*	The Fund commenced operations on February 12, 2015.
‡	Unaudited.
^	The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.91% and its net expense ratio is 0.88% due to an Expense Limitation Agreement whereby the Fund’s adviser, Krane Funds Advisors, LLC, has agreed to contractually reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 98.9%‡
CHINA — 98.9%
Consumer Discretionary — 9.4%
Beijing Gehua CATV Network, Cl A	5,000	$12,253
Beiqi Foton Motor, Cl A	20,600	17,327
BYD, Cl A*	2,352	21,387
China International Travel Service, Cl A	2,270	16,022
China South Publishing & Media Group, Cl A	5,000	14,658
Chongqing Changan Automobile, Cl A	7,600	18,531
CITIC Guoan Information Industry, Cl A	4,400	12,096
Guangdong Alpha Animation and Culture, Cl A	2,368	14,905
Huayu Automotive Systems, Cl A	9,200	21,650
Hunan TV & Broadcast Intermediary, Cl A	3,726	9,419
Leo Group, Cl A	3,400	8,826
Liaoning Cheng Da, Cl A	4,600	12,532
Midea Group, Cl A	6,900	32,913
Qingdao Haier, Cl A	15,700	20,561
SAIC Motor, Cl A	11,800	36,599
Shanghai Oriental Pearl Media, Cl A	5,100	22,592
Shenzhen Overseas Chinese Town, Cl A	21,200	22,978
Suning Commerce Group, Cl A	12,900	22,838
TCL, Cl A	27,000	15,989
Visual China Group, Cl A*	2,700	10,908
Wanda Cinema Line, Cl A(A)(B)	700	8,986
Wanxiang Qianchao, Cl A	4,700	12,158
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A*(A)(B)	1,800	10,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Zhejiang Daily Media Group, Cl A	7,100	$18,772
Zhejiang Wanfeng Auto Wheel, Cl A*	2,400	13,225
		428,932
Consumer Staples — 6.0%
Beijing Dabeinong Technology Group, Cl A	10,000	18,245
Gansu Yasheng Industrial Group, Cl A	20,400	17,632
Henan Shuanghui Investment & Development, Cl A	9,000	29,376
Inner Mongolia Yili Industrial Group, Cl A	10,500	23,654
Kweichow Moutai, Cl A	1,900	72,750
New Hope Liuhe, Cl A	10,200	25,359
Shanxi Xinghuacun Fen Wine Factory, Cl A	5,900	16,666
Tsingtao Brewery, Cl A	5,300	23,519
Wuliangye Yibin, Cl A	6,500	28,251
Yonghui Superstores, Cl A	12,200	16,883
		272,335
Energy — 3.3%
China Merchants Energy Shipping, Cl A	15,000	11,898
Jizhong Energy Resources, Cl A	26,800	21,837
Offshore Oil Engineering, Cl A	14,800	16,407
PetroChina, Cl A	10,400	12,237
Shanxi Lu’an Environmental Energy Development, Cl A(A)(B)	21,500	24,300
Shanxi Xishan Coal & Electricity Power, Cl A	21,500	25,032
Wintime Energy, Cl A	22,270	13,463
Yang Quan Coal Industry Group, Cl A	22,900	23,900
		149,074
Financials — 34.3%
Agricultural Bank of China, Cl A	125,800	62,243
Avic Capital, Cl A	10,400	20,004
Bank of Beijing, Cl A	19,280	30,049
Bank of China, Cl A	113,100	59,456
Bank of Communications, Cl A	62,400	53,740
Changjiang Securities, Cl A	11,100	17,643
China Everbright Bank, Cl A	64,600	37,456
China Fortune Land Development, Cl A	4,600	17,269
China Life Insurance, Cl A	8,300	30,620
China Merchants Bank, Cl A	30,900	76,873
China Merchants Securities, Cl A	11,600	32,087
China Merchants Shekou Industrial Zone, Cl A*	10,482	24,391
China Minsheng Banking, Cl A	45,100	63,526
China Pacific Insurance Group, Cl A	9,600	38,933
China Vanke, Cl A(A)(B)	20,900	71,060
CITIC Securities, Cl A	15,800	43,485
Dongxing Securities, Cl A	2,700	11,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everbright Securities, Cl A	7,500	$22,149
Financial Street Holdings, Cl A	9,400	13,517
Founder Securities, Cl A*	19,200	23,512
Gemdale, Cl A	9,600	17,248
Geo-Jade Petroleum, Cl A(A)(B)	6,020	7,856
GF Securities, Cl A	12,000	31,022
Guosen Securities, Cl A	6,600	16,756
Guotai Junan Securities, Cl A	8,100	24,685
Guoyuan Securities, Cl A	5,700	16,322
Haitong Securities, Cl A	13,100	28,944
Huatai Securities, Cl A	9,900	26,190
Huaxia Bank, Cl A	18,200	28,590
Industrial & Commercial Bank of China, Cl A	86,600	57,442
Industrial Bank, Cl A	28,400	68,194
Industrial Securities, Cl A	14,100	19,163
Oceanwide Holdings, Cl A	9,900	16,547
Orient Securities, Cl A	5,600	17,586
Ping An Bank, Cl A	22,400	36,851
Ping An Insurance Group of China, Cl A	16,000	78,694
Poly Real Estate Group, Cl A	18,000	25,827
RiseSun Real Estate Development, Cl A	13,100	14,705
Shanghai Lujiazui Finance & Trade Zone Development, Cl A(A)(B)	2,500	15,728
Shanghai Pudong Development Bank, Cl A	28,700	79,564
Shanghai SMI Holding, Cl A	5,275	12,495
Shanghai Zhangjiang High-Tech Park Development, Cl A	3,900	13,176
Shanxi Securities, Cl A	9,700	17,787
Shenwan Hongyuan Group, Cl A*	19,600	26,941
Shenzhen World Union Properties Consultancy, Cl A	7,000	14,232
Sinolink Securities, Cl A	9,700	21,642
Southwest Securities, Cl A	12,800	16,842
Suning Universal, Cl A(A)(B)	8,600	15,784
Western Securities, Cl A	4,700	19,635
Zhejiang China Commodities City Group, Cl A	13,400	15,850
Zhongtian Urban Development Group, Cl A	10,200	11,339
		1,562,917
Health Care — 6.5%
Beijing Tongrentang, Cl A	2,600	12,129
China National Accord Medicines, Cl A	800	7,889
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,000	21,504
Guizhou Bailing Group Pharmaceutical, Cl A	4,600	13,627
Haisco Pharmaceutical Group, Cl A	6,941	18,094
Hengkang Medical Group, Cl A*(A)(B)	14,750	33,502
Jiangsu Hengrui Medicine, Cl A	3,700	27,020

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Kangmei Pharmaceutical, Cl A	8,400	$20,248
Searainbow Holding, Cl A*	3,400	12,538
Shanghai RAAS Blood Products, Cl A	3,700	21,836
Shenzhen Salubris Pharmaceuticals, Cl A	6,000	26,245
Sichuan Kelun Pharmaceutical, Cl A	8,100	18,310
Tasly Pharmaceutical Group, Cl A	4,000	24,015
Tonghua Dongbao Pharmaceutical, Cl A	4,000	14,942
Yunnan Baiyao Group, Cl A	2,400	22,747
		294,646
Industrials — 18.0%
AVIC Aero-Engine Controls, Cl A	2,700	12,211
AVIC Aircraft, Cl A	5,200	15,557
Avic Aviation Engine, Cl A	3,500	21,370
Beijing Orient Landscape & Ecology, Cl A	3,100	10,176
China COSCO Holdings, Cl A*	14,800	13,936
China CSSC Holdings, Cl A	4,400	17,090
China Eastern Airlines, Cl A*	16,100	15,135
China First Heavy Industries, Cl A	14,700	14,092
China Railway Construction, Cl A	15,800	27,385
China Railway Group, Cl A	28,300	35,224
China Shipbuilding Industry, Cl A	28,200	31,350
China Shipping Container Lines, Cl A*	17,900	12,842
China Southern Airlines, Cl A	13,500	13,171
China Spacesat, Cl A	2,400	13,248
China State Construction Engineering, Cl A	46,700	41,158
China XD Electric, Cl A	18,600	16,163
CRRC, Cl A	34,700	54,940
CSSC Offshore and Marine Engineering Group, Cl A	3,900	17,734
Daqin Railway, Cl A	26,500	28,149
Eternal Asia Supply Chain Management, Cl A*	1,900	8,651
Galaxy Biomedical Investment, Cl A*(A)(B)	2,800	8,092
Guangshen Railway, Cl A	29,800	18,430
Guoxuan High-Tech, Cl A	2,100	11,926
Hainan Airlines, Cl A	31,800	15,586
Hefei Meiya Optoelectronic Technology, Cl A	3,000	11,095
Henan Pinggao Electric, Cl A	4,500	10,847
Jihua Group, Cl A	8,200	11,918
Luxshare Precision Industry, Cl A	3,700	16,733
Metallurgical Corp of China, Cl A	23,700	15,391
NARI Technology, Cl A	6,500	14,472
Ningbo Port, Cl A	28,250	30,183
Power Construction Corp of China, Cl A	23,100	23,073
Sany Heavy Industry, Cl A	22,000	19,355

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Electric Group, Cl A	10,900	$15,893
Sinovel Wind Group, Cl A*	26,000	12,502
Spring Airlines, Cl A	1,100	7,895
Suzhou Gold Mantis Construction Decoration, Cl A	6,200	16,373
Taihai Manoir Nuclear Equipment, Cl A*	1,500	11,626
Tianjin Port, Cl A	18,900	29,310
Xiamen C & D, Cl A*(A)(B)	24,500	59,701
Xinjiang Goldwind Science & Technology, Cl A	4,400	11,171
Zhejiang Chint Electrics, Cl A	4,491	14,054
Zhengzhou Yutong Bus, Cl A	5,638	16,894
		822,102
Information Technology — 9.0%
Addsino, Cl A*	4,000	9,228
Aisino, Cl A(A)(B)	2,400	20,955
Beijing Shiji Information Technology, Cl A	900	12,603
BOE Technology Group, Cl A	60,700	23,932
Chengdu Santai Holding Group, Cl A(A)(B)	3,600	11,812
China Security & Fire, Cl A(A)(B)	7,500	30,104
DHC Software, Cl A(A)(B)	8,800	30,737
Dongxu Optoelectronic Technology, Cl A	13,000	15,517
GoerTek, Cl A	3,200	12,666
Guangzhou Haige Communications Group, Cl A	7,800	15,594
Hangzhou Hikvision Digital Technology, Cl A	6,800	32,404
Hangzhou Liaison Interactive Information Technology, Cl A	3,500	13,691
Hundsun Technologies, Cl A	1,500	13,531
Iflytek, Cl A(A)(B)	2,600	12,213
Sanan Optoelectronics, Cl A	5,653	17,184
Shenzhen Kingdom Sci-Tech, Cl A	2,300	13,161
Tianjin Zhonghuan Semiconductor, Cl A	9,600	12,988
Tongfang Guoxin Electronics, Cl A	5,500	37,111
Tsinghua Tongfang, Cl A	8,400	16,638
Venustech Group, Cl A(A)(B)	2,400	8,847
Yonyou Network Technology, Cl A	3,900	12,585
Zhejiang Dahua Technology, Cl A	3,300	18,389
ZTE, Cl A(A)(B)	7,040	18,036
		409,926
Materials — 8.0%
Aluminum Corp of China, Cl A*	28,500	19,345
Anhui Conch Cement, Cl A	12,000	31,338
CEFC Anhui International Holding, Cl A(A)(B)	10,300	63,177
China Northern Rare Earth Group High-Tech, Cl A	11,200	21,958
Inner Mongolia BaoTou Steel Union, Cl A*	59,700	27,323
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	13,400	16,057

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangsu Kangde Xin Composite Material, Cl A	3,400	$17,343
Jiangsu Protruly Vision Technology Group, Cl A*	5,700	14,189
Jiangxi Copper, Cl A	10,200	22,331
Kingenta Ecological Engineering Group, Cl A(A)(B)	5,300	12,972
Luxin Venture Capital Group, Cl A	3,000	11,438
Pangang Group Vanadium Titanium & Resources, Cl A	36,100	17,638
Pengxin International Mining, Cl A	5,300	7,097
Shanxi Taigang Stainless Steel, Cl A	40,700	21,396
Sinopec Shanghai Petrochemical, Cl A*	17,200	18,137
Western Mining, Cl A(A)(B)	19,400	19,737
Zijin Mining Group, Cl A	43,800	22,145
		363,621
Telecommunication Services — 0.5%
China United Network Communications, Cl A	35,500	24,096
Utilities — 3.9%
China National Nuclear Power, Cl A*	20,600	24,589
China Yangtze Power, Cl A	23,200	44,050
GD Power Development, Cl A	46,600	22,192
Huadian Power International, Cl A	25,606	22,369
SDIC Power Holdings, Cl A	15,800	16,856
Shenergy, Cl A	25,400	23,838
Shenzhen Energy Group, Cl A	21,100	23,783
		177,677
TOTAL COMMON STOCK (Cost $5,096,879)		4,505,326
TOTAL INVESTMENTS — 98.9% (Cost $5,096,879)		$4,505,326

Percentages are based on Net Assets of $4,555,394

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such securities as of March 31, 2016 was $484,406 and represents 10.6% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of March 31, 2016 was $484,406 and represents 10.6% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares Bosera MSCI China A Share ETF

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$409,139	$—	$19,793	$428,932
Consumer Staples	272,335	—	—	272,335
Energy	124,774	—	24,300	149,074
Financials	1,452,489	—	110,428	1,562,917
Health Care	261,144	—	33,502	294,646
Industrials	754,309	—	67,793	822,102
Information Technology	277,222	—	132,704	409,926
Materials	267,735	—	95,886	363,621
Telecommunication Services	24,096	—	—	24,096
Utilities	177,677	—	—	177,677
Total Common Stock	4,020,920	—	484,406	4,505,326
Total Investments in Securities	$4,020,920	$—	$484,406	$4,505,326

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2015	$1,703,442
Accrued discounts/premiums	—
Realized gain/(loss)(1)	55,297
Change in unrealized appreciation/(depreciation)(2)	(141,155)
Purchases	99,766
Sales	(477,760)
Transfer into Level 3	463,449
Transfer out of Level 3	(1,218,633)
Ending balance as of March 31, 2016	$484,406

(1)	Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments
(2)	Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the year ended March 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2016, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI New China ETF

†	Percentages are based on total investments.

	Shares	Value
COMMON STOCK — 96.4%
CHINA — 90.5%
Consumer Discretionary — 13.3%
Brilliance China Automotive Holdings	2,374	$2,458
BYD, Cl H*	3,933	22,564
China Travel International Investment Hong Kong	17,434	5,844
Cogobuy Group*(A)	10,165	13,865
Ctrip.com International ADR*	2,662	117,820
Dongfeng Motor Group, Cl H	998	1,246
Geely Automobile Holdings	14,132	6,996
GOME Electrical Appliances Holding	101,274	14,623
Great Wall Motor, Cl H	19,222	15,612
Intime Retail Group	13,899	11,307
JD.com ADR*	3,841	101,787
Jumei International Holding ADR*	1,177	7,662
New Oriental Education & Technology Group ADR*	336	11,622
Qunar Cayman Islands ADR*	248	9,846
Shenzhou International Group Holdings	61	332
Vipshop Holdings ADR*	2,291	29,508
		373,092
Consumer Staples — 1.3%
China Agri-Industries Holdings	14,712	4,533
China Huishan Dairy Holdings	45,226	17,026
China Modern Dairy Holdings	1,278	280
China Resources Beer Holdings	7,915	14,735
Tingyi Cayman Islands Holding	634	709
Want Want China Holdings	452	335
		37,618
Health Care — 0.8%
China Animal Healthcare*(B)(C)	4,000	5
China Traditional Chinese Medicine*	15,256	7,494
Luye Pharma Group*	2,100	1,624

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Pharmaceuticals Holding, Cl H	2,130	$4,207
Sihuan Pharmaceutical Holdings Group	27,024	7,735
Sinopharm Group, Cl H	80	361
		21,426
Industrials — 13.6%
Air China, Cl H	14,141	10,045
AviChina Industry & Technology, Cl H	31,565	23,684
China Communications Construction, Cl H	28,738	34,345
China COSCO Holdings, Cl H*	33,653	13,059
China Eastern Airlines, Cl H*	28,381	15,917
China Everbright International	14,046	15,682
China International Marine Containers Group, Cl H	9,127	14,308
China Lesso Group Holdings	22,406	12,017
China Machinery Engineering, Cl H	11,995	8,382
China Merchants Holdings International	105	312
China Railway Construction, Cl H	16,264	19,353
China Railway Group, Cl H	29,721	22,569
China Shipping Container Lines, Cl H*	60,714	13,855
China Shipping Development, Cl H	5,927	3,920
China Southern Airlines, Cl H	30,311	19,109
China State Construction International Holdings	707	1,054
CITIC	1,632	2,483
CRRC	30,143	30,351
Dongfang Electric, Cl H	10,923	9,027
Fosun International	19,846	28,247
Shanghai Electric Group, Cl H	35,803	16,340
Shanghai Industrial Holdings	1,673	3,943
Shenzhen International Holdings	5,343	8,666
Sinotrans, Cl H	26,000	11,363
Weichai Power, Cl H	9,368	10,495
Zhuzhou CRRC Times Electric, Cl H	3,396	19,834
Zoomlion Heavy Industry Science and Technology	31,736	12,193
		380,553
Information Technology — 54.7%
21Vianet Group ADR*	440	8,787
58.com ADR*	451	25,098
Alibaba Group Holding ADR*	5,473	432,531
Alibaba Health Information Technology*	30,000	18,294
Autohome ADR*	148	4,135
Baidu ADR*	1,672	319,151
Bitauto Holdings ADR*	433	10,734
Hollysys Automation Technologies*	320	6,736
NetEase ADR	337	48,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qihoo 360 Technology ADR*	514	$38,833
Semiconductor Manufacturing International*	110,164	9,800
SINA*	340	16,106
Sohu.com*	167	8,273
SouFun Holdings ADR*	1,661	9,949
Sunny Optical Technology Group	5,075	14,263
Tencent Holdings	23,842	486,888
Trina Solar ADR*	785	7,803
Weibo ADR*	461	8,275
Xinjiang Goldwind Science & Technology, Cl H	5,513	7,889
Xinyi Solar Holdings	35,712	12,707
Youku Tudou ADR*	1,015	27,902
YY ADR*	150	9,239
		1,531,780
Materials — 6.1%
Aluminum Corp of China, Cl H*	82,822	26,374
Angang Steel, Cl H	46,952	21,791
Anhui Conch Cement, Cl H	3,292	8,828
BBMG, Cl H	35,674	27,549
China Hongqiao Group	43,583	30,286
China Lumena New Materials*(B)(C)	28,720	37
China Molybdenum, Cl H	89,346	14,629
China National Building Material, Cl H	44,765	20,777
China Shanshui Cement Group(B)(C)	10,672	1,692
Jiangxi Copper, Cl H	16,215	19,462
Tianhe Chemicals Group*(A)(B)(C)	40,000	52
		171,477
Utilities — 0.7%
Beijing Jingneng Clean Energy, Cl H	11,632	3,719
China Suntien Green Energy, Cl H	73,740	8,176
ENN Energy Holdings	552	3,028
Huadian Fuxin Energy, Cl H	14,640	3,416
		18,339
TOTAL CHINA		2,534,285
HONG KONG — 5.9%
Consumer Discretionary — 1.4%
Alibaba Pictures Group*	106,463	24,294
Haier Electronics Group	7,370	12,846
Skyworth Digital Holdings	5,806	3,593
		40,733
Health Care — 0.4%
Sino Biopharmaceutical	14,701	11,031

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
China High Speed Transmission Equipment Group*	25,371	$21,130
Information Technology — 0.9%
GCL-Poly Energy Holdings	123,860	20,440
Hanergy Thin Film Power Group*(B)(C)	65,064	4,278
		24,718
Materials — 2.5%
China Resources Cement Holdings	16,721	5,109
Huabao International Holdings	59,490	22,396
Lee & Man Paper Manufacturing	11,570	7,920
Nine Dragons Paper Holdings	44,800	33,904
		69,329
TOTAL HONG KONG		166,941
TOTAL COMMON STOCK (Cost $2,418,076)		2,701,226
TOTAL INVESTMENTS — 96.4% (Cost $2,418,076)		$2,701,226

Percentages are based on Net Assets of $2,802,616

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of March 31, 2016 was $13,917 and represents 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such securities as of March 31, 2016 was $6,064 and represents 0.2% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of March 31, 2016 was $6,064 and represents 0.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI New China ETF

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$373,092	$—	$—	$373,092
Consumer Staples	37,618	—	—	37,618
Health Care	21,421	—	5	21,426
Industrials	380,553	—	—	380,553
Information Technology	1,531,780	—	—	1,531,780
Materials	169,696	—	1,781	171,477
Utilities	18,339	—	—	18,339
Hong Kong
Consumer Discretionary	40,733	—	—	40,733
Health Care	11,031	—	—	11,031
Industrials	21,130	—	—	21,130
Information Technology	20,440	—	4,278	24,718
Materials	69,329	—	—	69,329
Total Common Stock	2,695,162	—	6,064	2,701,226
Total Investments in Securities	$2,695,162	$—	$6,064	$2,701,226

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2015	$82,763
Accrued discounts/premiums	—
Realized gain/(loss)(1)	(3,194)
Change in unrealized appreciation/(depreciation)(2)	(8,074)
Purchases	—
Sales	—
Transfer into Level 3	5,976
Transfer out of Level 3	(71,407)
Ending balance as of March 31, 2016	$6,064

(1)	Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments
(2)	Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the year ended March 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2016, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI China Internet ETF

†	Percentages are based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.7%
Consumer Discretionary — 24.3%
500.com ADR, Cl A*	101,424	$1,693,781
Cogobuy Group*(A)	1,380,818	1,883,447
Ctrip.com International ADR*	289,233	12,801,453
E-Commerce China Dangdang ADR, Cl A*	191,425	1,364,860
JD.com ADR*	408,408	10,822,812
Jumei International Holding ADR*	248,123	1,615,281
Qunar Cayman Islands ADR*	81,586	3,238,964
TAL Education Group ADR*	111,231	5,525,956
Tuniu ADR*	135,774	1,416,123
Vipshop Holdings ADR*	537,112	6,918,003
		47,280,680
Industrials — 1.4%
51job ADR*	88,086	2,732,428
Information Technology — 73.0%
21Vianet Group ADR*	158,715	3,169,539
58.com ADR*	136,590	7,601,233
Alibaba Group Holding ADR*	224,778	17,764,205
Autohome ADR*	130,491	3,645,918
Baidu ADR*	83,884	16,011,778
Bitauto Holdings ADR*	110,630	2,742,518
Changyou.com ADR*	78,143	1,467,525
Cheetah Mobile ADR*	171,772	2,805,037
HC International*	2,098,400	1,203,870
Kingsoft	2,707,000	6,344,736
Momo ADR*	238,255	2,677,986
NetEase ADR	50,033	7,183,738
Ourgame International Holdings	1,675,000	939,367
Phoenix New Media ADR*	289,244	1,287,136
Qihoo 360 Technology ADR*	118,955	8,987,050
SINA*	168,811	7,996,577
Sohu.com*	94,835	4,698,126
SouFun Holdings ADR*	759,418	4,548,914
Tencent Holdings	1,094,300	22,347,193
Tian Ge Interactive Holdings*(A)	2,793,000	1,786,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Weibo ADR*	89,409	$1,604,892
Youku Tudou ADR*	317,571	8,730,027
YY ADR*	109,882	6,767,632
		142,311,008
TOTAL CHINA		192,324,116
HONG KONG — 1.2%
Information Technology — 1.2%
NetDragon Websoft	818,252	2,363,015
TOTAL COMMON STOCK (Cost $213,655,412)		194,687,131
TOTAL INVESTMENTS — 99.9% (Cost $213,655,412)		$194,687,131

Percentages are based on Net Assets of $194,868,928

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of March 31, 2016 was $3,669,458 and represents 1.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2016, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended March 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares E Fund China Commercial Paper ETF

†	Percentages are based on total investments.

	Face Amount(1)	Value
COMMERCIAL PAPER — 79.8%
CHINA — 79.8%
Consumer Discretionary — 8.2%
Beijing Automobile
2.850%, 10/29/2016	5,000,000	$773,146
Hangzhou Tourism Trading
4.450%, 04/27/2016	5,000,000	773,867
		1,547,013
Consumer Staples — 3.3%
Guizhou Expressway Group
2.890%, 02/24/2017	4,000,000	617,754
Energy — 22.2%
China National Nuclear
2.960%, 09/06/2016	2,000,000	309,447
Jingmei Group
4.350%, 05/08/2016	10,000,000	1,546,838
Jinneng Group
3.540%, 07/31/2016	5,000,000	772,103
Yangquan Coal Industry Group Ltd.
3.900%, 11/04/2016	10,000,000	1,545,677
		4,174,065
Financials — 4.1%
Chongqing Yufu Asset Management Group Ltd.
3.200%, 11/04/2016	3,000,000	464,908
Wuxi Guolian Development Group
3.470%, 08/12/2016	2,000,000	309,856
		774,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares E Fund China Commercial Paper ETF

	Face Amount(1)/ Shares	Value
COMMERCIAL PAPER — continued
Industrials — 17.3%
China Heavy Duty Truck
4.270%, 04/27/2016	4,000,000	$618,953
China Shipping Group
3.060%, 07/31/2016	10,000,000	1,547,242
Hangzhou Municipal Construction and Development Ltd.
3.000%, 12/25/2016	4,000,000	618,973
Shanghai Urban Construction Group
3.230%, 08/05/2016	3,000,000	464,358
		3,249,526
Materials — 9.9%
Baoshan Iron & Steel
3.180%, 10/26/2016	5,000,000	773,583
Shandong Iron & Steel Group
4.890%, 10/24/2016	5,000,000	773,364
Shougang Group
3.070%, 03/14/2017	2,000,000	308,730
		1,855,677
Utilities — 14.8%
China Datang
2.640%, 07/27/2016	5,000,000	772,826
China Guodian
4.080%, 04/22/2016	3,000,000	464,173
Guodian Shandong Electric Power
2.930%, 01/28/2017	5,000,000	773,598
Huaneng Lancang Hydro
3.340%, 08/20/2016	5,000,000	774,467
		2,785,064
TOTAL COMMERCIAL PAPER (Cost $15,191,172)		15,003,863
SHORT-TERM INVESTMENTS(2)(3) — 9.4%
China Universal Express Income Money Market Fund, 2.314%	355	55
E Fund Money Market Fund, 2.283%*	5,725,898	885,214
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.468%	5,726,099	885,290
Xianjinbao Real-Time Redemption Money Market Fund, 2.193%	3,210	496
TOTAL SHORT-TERM INVESTMENTS (Cost $1,732,492)		1,771,055
TOTAL INVESTMENTS — 89.2% (Cost $16,923,664)		$16,774,918

Percentages are based on Net Assets of $18,799,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares E Fund China Commercial Paper ETF

*	Affiliated investment is a registered investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended March 31, 2016 are as follows:

Value of Shares as of 3/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held 3/31/16	Balance of Shares Held as of 3/31/16
E Fund Money Market Fund
$—	$2,657,841	$(1,794,425)	$18,985	$2,813	$885,214	5,725,898
(1)	In CNY unless otherwise indicated.
(2)	Class not available.
(3)	The rate shown is the 7-day effective yield as of March 31, 2016.

CNY — Chinese Yuan

Ltd. — Limited

As of March 31, 2016, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended March 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 80.8%‡
BRAZIL — 2.8%
Consumer Discretionary — 0.5%
Cyrela Brazil Realty Empreendimentos e Participacoes	515	$1,507
Kroton Educacional	1,000	3,239
Lojas Renner	1,000	5,886
		10,632
Consumer Staples — 0.7%
Ambev	1,850	9,793
BRF	400	5,798
		15,591
Energy — 0.2%
Ultrapar Participacoes	205	4,027
Financials — 0.5%
Banco do Brasil	405	2,231
BB Seguridade Participacoes	400	3,341
BM&FBovespa — Bolsa de Valores Mercadorias e Futuros	1,000	4,317
BR Malls Participacoes	400	1,655
		11,544
Industrials — 0.3%
CCR	652	2,579
Embraer	400	2,678
WEG	496	1,947
		7,204

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
Cielo	480	$4,727
Materials — 0.3%
Vale	1,400	6,032
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	1,322
TOTAL BRAZIL		61,079
CHILE — 0.7%
Energy — 0.1%
Empresas COPEC	246	2,358
Financials — 0.2%
Banco de Credito e Inversiones	65	2,632
Banco Santander Chile	56,610	2,757
		5,389
Industrials — 0.1%
Latam Airlines Group*	267	1,875
Utilities — 0.3%
Empresa Nacional de Electricidad	2,438	3,396
Enersis Americas	11,240	3,118
		6,514
TOTAL CHILE		16,136
CHINA — 25.4%
Consumer Discretionary — 2.5%
Belle International Holdings	4,207	2,435
Brilliance China Automotive Holdings	2,148	2,224
BYD, Cl H*	3,475	19,936
Ctrip.com International ADR*	188	8,321
Dongfeng Motor Group, Cl H	2,392	2,985
Great Wall Motor, Cl H	1,914	1,555
Guangzhou Automobile Group, Cl H	2,800	2,913
JD.com ADR*	182	4,823
New Oriental Education & Technology Group ADR	150	5,189
Shanghai Jinjiang International Hotels Development	200	611
Vipshop Holdings ADR*	164	2,112
		53,104
Consumer Staples — 0.4%
China Resources Beer Holdings	1,216	2,264
Hengan International Group	560	4,859
Tsingtao Brewery, Cl H	531	2,016
		9,139

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.5%
China Coal Energy, Cl H	45,070	$18,710
China Oilfield Services, Cl H	1,678	1,311
China Petroleum & Chemical, Cl H	14,500	9,515
China Shenhua Energy, Cl H	2,201	3,462
CNOOC	9,826	11,604
Kunlun Energy	2,594	2,254
PetroChina, Cl H	11,784	7,839
		54,695
Financials — 7.3%
Agricultural Bank of China, Cl H	26,397	9,495
Bank of China, Cl H	48,396	20,091
Bank of Communications, Cl H	19,997	13,148
China CITIC Bank, Cl H	21,858	13,385
China Construction Bank, Cl H	57,296	36,565
China Everbright	768	1,612
China Life Insurance, Cl H	7,483	18,465
China Overseas Land & Investment	2,839	8,986
China Resources Land	1,614	4,141
Chongqing Rural Commercial Bank, Cl H	3,386	1,790
Evergrande Real Estate Group	7,336	5,665
New China Life Insurance, Cl H	445	1,569
PICC Property & Casualty, Cl H	2,340	4,290
Ping An Insurance Group of China, Cl H	3,000	14,349
Shenzhen Investment	7,638	3,033
Sino-Ocean Land Holdings	4,428	2,095
		158,679
Health Care — 0.2%
Sinopharm Group, Cl H	888	4,013
Industrials — 3.3%
Anhui Expressway, Cl H	15,512	12,079
Beijing Enterprises Holdings	489	2,676
China Communications Construction, Cl H	14,690	17,557
China Everbright International	2,702	3,017
China International Marine Containers Group, Cl H	7,307	11,455
China Merchants Holdings International	1,155	3,433
China State Construction International Holdings	1,787	2,663
CITIC	3,780	5,751
COSCO Pacific	2,120	2,777
Jiangsu Expressway, Cl H	2,978	4,008
Yangzijiang Shipbuilding Holdings	3,600	2,620
Zhuzhou CRRC Times Electric, Cl H	476	2,780
		70,816

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 5.4%
Alibaba Group Holding ADR*	229	$18,098
Baidu ADR*	173	33,022
Lenovo Group	3,826	2,979
NetEase ADR	78	11,199
Tencent Holdings	2,558	52,238
		117,536
Materials — 0.9%
Aluminum Corp of China, Cl H*	7,342	2,338
Anhui Conch Cement, Cl H	5,007	13,427
China National Building Material, Cl H	3,472	1,611
Jiangxi Copper, Cl H	1,544	1,853
		19,229
Telecommunication Services — 2.0%
China Mobile	2,972	33,124
China Telecom, Cl H	9,374	4,955
China Unicom Hong Kong	3,480	4,594
		42,673
Utilities — 0.9%
Beijing Enterprises Water Group	4,140	2,594
CGN Power, Cl H(A)	8,230	2,791
China Longyuan Power Group, Cl H	3,188	2,359
China Resources Power Holdings	1,483	2,772
ENN Energy Holdings	682	3,741
Guangdong Investment	2,168	2,742
Huaneng Power International, Cl H	2,777	2,485
		19,484
TOTAL CHINA		549,368
COLOMBIA — 0.9%
Consumer Staples — 0.1%
Almacenes Exito	311	1,624
Energy — 0.1%
Ecopetrol	5,045	2,201
Financials — 0.6%
Bancolombia	507	4,136
Financiera Colombiana	188	2,434
Grupo Aval Acciones y Valores	3,934	1,506
Grupo de Inversiones Suramericana	369	4,902
		12,978
Utilities — 0.1%
Isagen ESP	1,739	2,354
TOTAL COLOMBIA		19,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC — 0.7%
Financials — 0.3%
Komercni banka as	26	$5,750
Telecommunication Services — 0.1%
O2 Czech Republic	231	2,438
Utilities — 0.3%
CEZ	326	5,759
TOTAL CZECH REPUBLIC		13,947
EGYPT — 1.3%
Consumer Staples — 0.1%
Juhayna Food Industries	2,243	1,867
Financials — 1.0%
Commercial International Bank Egypt SAE	3,190	13,787
Egypt Kuwait Holding SAE	4,048	1,902
Egyptian Financial Group-Hermes Holding*	2,070	2,371
Talaat Moustafa Group	3,754	2,689
		20,749
Industrials — 0.1%
ElSewedy Electric	399	2,003
Materials — 0.0%
Ezz Steel*	1,071	1,119
Telecommunication Services — 0.1%
Global Telecom Holding SAE*	4,763	1,641
Telecom Egypt	1,642	1,522
		3,163
TOTAL EGYPT		28,901
HONG KONG — 0.3%
Financials — 0.1%
China Overseas Property Holdings*	946	138
Shimao Property Holdings	1,102	1,631
		1,769
Health Care — 0.1%
Sino Biopharmaceutical	4,104	3,079
Information Technology — 0.1%
Hanergy Thin Film Power Group*(B)(C)	4,364	287
Kingboard Chemical Holdings	1,416	2,443
		2,730
TOTAL HONG KONG		7,578

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 0.6%
Energy — 0.2%
MOL Hungarian Oil & Gas	70	$4,212
Financials — 0.2%
OTP Bank	210	5,275
Health Care — 0.2%
Richter Gedeon Nyrt	206	4,109
TOTAL HUNGARY		13,596
INDIA — 19.3%
Consumer Discretionary — 1.2%
Tata Motors ADR*	900	26,145
Financials — 6.9%
HDFC Bank ADR	1,500	92,445
ICICI Bank ADR	7,952	56,937
		149,382
Health Care — 1.1%
Dr Reddy’s Laboratories ADR	512	23,137
Information Technology — 9.6%
Infosys ADR	9,600	182,592
Wipro ADR	1,950	24,531
		207,123
Materials — 0.5%
Vedanta ADR	1,908	10,494
TOTAL INDIA		416,281
INDONESIA — 3.8%
Consumer Discretionary — 0.5%
Astra International	19,202	10,499
Consumer Staples — 0.6%
Charoen Pokphand Indonesia	9,350	2,531
Gudang Garam	609	2,999
Indofood Sukses Makmur	6,128	3,339
Unilever Indonesia	1,284	4,157
		13,026
Financials — 1.4%
Bank Central Asia	11,520	11,555
Bank Mandiri Persero	8,622	6,697
Bank Negara Indonesia Persero	7,176	2,814
Bank Rakyat Indonesia Persero	10,448	9,002
		30,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
Kalbe Farma	24,282	$2,646
Industrials — 0.2%
Jasa Marga Persero	3,662	1,491
United Tractors	1,904	2,197
		3,688
Materials — 0.2%
Indocement Tunggal Prakarsa	1,656	2,463
Semen Indonesia Persero	3,763	2,888
		5,351
Telecommunication Services — 0.7%
Telekomunikasi Indonesia Persero	51,748	12,976
Tower Bersama Infrastructure*	2,866	1,259
		14,235
Utilities — 0.1%
Perusahaan Gas Negara Persero	12,748	2,514
TOTAL INDONESIA		82,027
MALAYSIA — 1.2%
Consumer Discretionary — 0.1%
Genting	1,033	2,595
Consumer Staples — 0.1%
IOI Group	2,000	2,343
Financials — 0.4%
AMMB Holdings	1,616	1,905
CIMB Group Holdings	1,800	2,238
Malayan Banking	928	2,145
Public Bank	612	2,946
		9,234
Health Care — 0.1%
Genting Malaysia	2,274	2,646
Industrials — 0.3%
Gamuda	2,474	3,120
Sime Darby	1,279	2,606
		5,726
Materials — 0.1%
Petronas Chemicals Group	1,600	2,752
Telecommunication Services — 0.1%
Maxis	1,454	2,366
TOTAL MALAYSIA		27,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.8%
Consumer Discretionary — 0.4%
Grupo Televisa	1,674	$9,278
Consumer Staples — 1.4%
Coca-Cola Femsa	362	3,033
Controladora Comercial Mexicana	652	1,229
Fomento Economico Mexicano	1,336	12,981
Grupo Bimbo, Ser A*	1,430	4,265
La Comer*	652	697
Wal-Mart de Mexico	3,372	8,047
		30,252
Financials — 0.8%
Fibra Uno Administracion	1,933	4,533
Grupo Financiero Banorte, Cl O	1,536	8,775
Grupo Financiero Inbursa, Cl O	1,376	2,777
Grupo Financiero Santander Mexico, Cl B	1,060	1,938
		18,023
Industrials — 0.7%
Alfa, Cl A	2,304	4,674
Grupo Aeroportuario del Pacifico, Cl B	346	3,105
Grupo Aeroportuario del Sureste, Cl B	254	3,855
Promotora y Operadora de Infraestructura	267	3,568
		15,202
Materials — 0.8%
Cemex*	8,501	6,225
Grupo Mexico	2,492	6,061
Industrias Penoles	117	1,490
Mexichem	1,080	2,666
		16,442
Telecommunication Services — 0.7%
America Movil	19,782	15,514
Telesites*	989	563
		16,077
TOTAL MEXICO		105,274
MOROCCO — 0.3%
Financials — 0.3%
Douja Promotion Groupe Addoha	1,964	6,934
PERU — 0.8%
Financials — 0.6%
Credicorp	105	13,756

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.2%
Cia de Minas Buenaventura SAA ADR*	502	$3,695
TOTAL PERU		17,451
PHILIPPINES — 1.5%
Consumer Staples — 0.1%
Universal Robina	580	2,731
Financials — 0.6%
Ayala	185	3,013
Ayala Land	4,400	3,368
Bank of the Philippine Islands	1,265	2,390
BDO Unibank	800	1,778
SM Prime Holdings	7,000	3,337
		13,886
Industrials — 0.7%
Aboitiz Equity Ventures	2,352	3,321
Alliance Global Group	4,200	1,505
International Container Terminal Services	1,217	1,789
JG Summit Holdings	1,720	2,964
SM Investments	240	4,949
		14,528
Information Technology — 0.1%
Philippine Long Distance Telephone	60	2,580
TOTAL PHILIPPINES		33,725
POLAND — 1.4%
Consumer Discretionary — 0.1%
LPP*	1	1,478
Energy — 0.2%
Polski Koncern Naftowy Orlen	242	4,805
Financials — 0.8%
Bank Pekao	102	4,514
Bank Zachodni WBK	35	2,886
Powszechna Kasa Oszczednosci Bank Polski	698	5,213
Powszechny Zaklad Ubezpieczen	440	4,208
		16,821
Materials — 0.1%
KGHM Polska Miedz	114	2,331
Utilities — 0.2%
Energa	394	1,388
PGE Polska Grupa Energetyczna	676	2,539
		3,927
TOTAL POLAND		29,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 4.9%
Consumer Discretionary — 0.4%
Magnit*	56	$8,836
Energy — 2.8%
Gazprom PAO	9,824	21,709
Lukoil PJSC	378	14,824
Novatek OAO	970	8,676
Rosneft OAO	1,064	4,857
Surgutneftegas*	6,322	3,755
Tatneft*	1,192	6,436
		60,257
Financials — 1.1%
Moscow Exchange MICEX-RTS PJSC	2,120	3,331
Sberbank of Russia	9,698	15,941
VTB Bank PJSC	4,573,252	5,245
		24,517
Materials — 0.4%
MMC Norilsk Nickel	43	5,595
Uralkali PJSC	1,041	2,648
		8,243
Telecommunication Services — 0.2%
Mobile TeleSystems PJSC	976	3,505
TOTAL RUSSIA		105,358
SOUTH AFRICA — 1.4%
Consumer Discretionary — 0.4%
Naspers, Cl N	40	5,605
Steinhoff International Holdings	506	3,332
		8,937
Financials — 0.4%
Barclays Africa Group	110	1,119
FirstRand	576	1,895
MMI Holdings	810	1,371
Remgro	130	2,211
Standard Bank Group	254	2,288
		8,884
Health Care — 0.1%
Aspen Pharmacare Holdings	65	1,415
Industrials — 0.2%
Bidvest Group	130	3,297
Information Technology — 0.2%
Sasol	112	3,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — 0.1%
MTN Group	272	$2,500
TOTAL SOUTH AFRICA		28,395
TAIWAN — 2.3%
Financials — 0.2%
Cathay Financial Holding	1,855	2,222
Mega Financial Holding	3,555	2,529
		4,751
Information Technology — 1.3%
Asustek Computer	224	2,012
Delta Electronics	439	1,937
Hon Hai Precision Industry	1,982	5,222
MediaTek	276	2,118
Quanta Computer	1,011	1,765
Taiwan Semiconductor Manufacturing	3,163	15,921
		28,975
Materials — 0.7%
China Steel	4,869	3,389
Formosa Chemicals & Fibre	1,363	3,397
Formosa Plastics	1,348	3,342
Nan Ya Plastics	1,403	2,947
Taiwan Cement	2,268	2,220
		15,295
Telecommunication Services — 0.1%
Chunghwa Telecom	904	3,076
TOTAL TAIWAN		52,097
THAILAND — 1.9%
Consumer Staples — 0.3%
Charoen Pokphand Foods	3,042	2,110
CP ALL	3,296	4,286
		6,396
Energy — 0.3%
PTT	465	3,701
PTT Exploration & Production	1,044	2,085
		5,786
Financials — 0.4%
Bank of Ayudhya	1,052	1,032
Kasikornbank	680	3,344
Siam Commercial Bank	1,000	4,008
		8,384
Industrials — 0.2%
Airports of Thailand	300	3,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Bangkok Bank	487	$2,492
PTT Global Chemical	1,600	2,751
Siam Cement	235	3,113
		8,356
Telecommunication Services — 0.3%
Advanced Info Service	705	3,647
Intouch Holdings	1,475	2,673
		6,320
TOTAL THAILAND		38,670
TURKEY — 4.2%
Consumer Discretionary — 0.2%
Arcelik	400	2,722
Tofas Turk Otomobil Fabrikasi	312	2,533
		5,255
Consumer Staples — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii	394	3,000
BIM Birlesik Magazalar	384	8,326
Coca-Cola Icecek	138	2,014
Ulker Biskuvi Sanayi	332	2,464
		15,804
Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri	218	6,144
Financials — 1.9%
Akbank	2,892	8,237
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,936	4,012
Haci Omer Sabanci Holding	1,462	5,057
Turkiye Garanti Bankasi	3,474	10,167
Turkiye Halk Bankasi	1,002	3,726
Turkiye Is Bankasi, Cl C	2,182	3,611
Turkiye Vakiflar Bankasi TAO, Cl D	1,726	2,887
Yapi ve Kredi Bankasi	1,650	2,432
		40,129
Industrials — 0.5%
KOC Holding	1,116	5,672
TAV Havalimanlari Holding	332	1,982
Turk Hava Yollari AO*	916	2,534
		10,188
Materials — 0.2%
Eregli Demir ve Celik Fabrikalari	2,346	3,533

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — 0.4%
Turk Telekomunikasyon	1,096	$2,600
Turkcell Iletisim Hizmetleri	1,421	5,980
		8,580
TOTAL TURKEY		89,633
UNITED ARAB EMIRATES — 0.3%
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,164	2,123
Emaar Properties PJSC	2,068	3,389
First Gulf Bank PJSC	534	1,709
TOTAL UNITED ARAB EMIRATES		7,221
TOTAL COMMON STOCK (Cost $2,006,158)		1,749,852
OTHER INVESTMENT COMPANIES — 16.4%
KraneShares Bosera MSCI China A Share ETF** (Cost $502,910)	11,750	355,203
PREFERRED STOCK(D) — 2.0%
BRAZIL — 2.0%
Consumer Discretionary — 0.1%
Lojas Americanas	529	2,500
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao	94	1,325
Energy — 0.3%
Petroleo Brasileiro*	3,200	7,440
Financials — 1.2%
Banco Bradesco	1,440	10,954
Itau Unibanco Holding	1,320	11,587
Itausa — Investimentos Itau	1,760	4,023
		26,564
Materials — 0.2%
Gerdau	651	1,207
Klabin	2,206	1,930
		3,137
Telecommunication Services — 0.1%
Telefonica Brasil	200	2,539
TOTAL BRAZIL		43,505
TOTAL PREFERRED STOCK (Cost $60,773)		43,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Number of Rights	Value
RIGHTS — 0.0%
CHILE — 0.0%
Financials — 0.0%
Banco de Credito e Inversiones, Expires 04/22/2016* (Cost $—)	6	$13
TOTAL INVESTMENTS — 99.2% (Cost $2,569,841)		$2,148,573

Percentages are based on Net Assets of $2,165,988

**	Affiliated investment is a registered investment company which is managed by Krane Funds Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended March 31, 2016 are as follows:

Value of Shares as of 3/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held 3/31/16	Balance of Shares Held as of 3/31/16	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$504,876	$81,414	$(5,509)	$(225,163)	$(415)	$355,203	11,750	$3,916
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such security as of March 31, 2016 was $2,791 and represents 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such security as of March 31, 2016 was $287 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such security as of March 31, 2016 was $287 and represents 0.0% of Net Assets.
(D)	Rates not available for international preferred securities.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3^	Total
Investments in Securities
Common Stock
Brazil	$61,079	$—	$—	$61,079
Chile	16,136	—	—	16,136
China	549,368	—	—	549,368
Colombia	19,157	—	—	19,157
Czech Republic	13,947	—	—	13,947
Egypt	28,901	—	—	28,901
Hong Kong
Financials	1,769	—	—	1,769
Health Care	3,079	—	—	3,079
Information Technology	2,443	—	287	2,730
Hungary	13,596	—	—	13,596
India	416,281	—	—	416,281
Indonesia	82,027	—	—	82,027
Malaysia	27,662	—	—	27,662
Mexico	105,274	—	—	105,274
Morocco	6,934	—	—	6,934
Peru	17,451	—	—	17,451
Philippines	33,725	—	—	33,725
Poland	29,362	—	—	29,362
Russia	105,358	—	—	105,358
South Africa	28,395	—	—	28,395
Taiwan	52,097	—	—	52,097
Thailand	38,670	—	—	38,670
Turkey	89,633	—	—	89,633
United Arab Emirates	7,221	—	—	7,221
Total Common Stock	1,749,565	—	287	1,749,852
Other Investment Companies	355,203	—	—	355,203
Preferred Stock	43,505	—	—	43,505
Rights	13	—	—	13
Total Investments in Securities	$2,148,286	$—	$287	$2,148,573

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended March 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2016, the Fund had a security with a value of $287 transfer from Level 1 to Level 3 due to a halt in trading of the security. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
March 31, 2016

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$4,505,326	$2,701,226	$194,687,131
Cash and Cash Equivalents	53,815	66,062	117,850
Foreign Currency at Value	33,003	34,425	—
Prepaid Expenses	813	2,460	115,061
Receivable for Capital Shares Sold	—	—	34,448
Total Assets	4,592,957	2,804,173	194,954,490
Liabilities:
Payable for Foreign Capital Gains Tax	34,549	—	—
Payable due to Investment Adviser	3,014	1,557	85,562
Total Liabilities	37,563	1,557	85,562
Net Assets	$4,555,394	$2,802,616	$194,868,928
Net Assets Consist of:
Paid-in Capital	$5,237,562	$2,693,752	$224,686,351
Distributions in Excess of Net Investment Income	(60,851)	(7,614)	(821,359)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(30,166)	(166,843)	(10,027,786)
Net Unrealized Appreciation (Depreciation) on Investments	(591,553)	283,150	(18,968,281)
Net Unrealized Appreciation on Foreign Currency Translations	402	171	3
Net Assets	$4,555,394	$2,802,616	$194,868,928
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	50,000	5,450,000
Net Asset Value, Offering and Redemption Price Per Share	$30.37	$56.05	$35.76
Cost of Investments	$5,096,879	$2,418,076	$213,655,412
Cost of Foreign Currency	32,602	34,372	—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
March 31, 2016

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Assets:
Investments at Value	$15,889,704	$1,793,370
Affiliated Investments at Value	885,214	355,203
Foreign Currency at Value	2,021,871	421
Cash and Cash Equivalents	—	17,560
Dividend and Interest Receivable	259,609	1,306
Prepaid Expenses	60,481	—
Reclaim Receivable	—	111
Total Assets	19,116,879	2,167,971
Liabilities:
Payable for Investment Securities Purchased	308,785	—
Payable due to Investment Adviser	8,849	1,198
Payable for Trustees’ Fee	—	785
Total Liabilities	317,634	1,983
Net Assets	$18,799,245	$2,165,988
Net Assets Consist of:
Paid-in Capital	$20,565,140	$2,501,433
Undistributed (Distributions in Excess of) Net Investment Income	(1,567,273)	38,837
Accumulated Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(53,938)	46,996
Net Unrealized Depreciation on Investments and Affiliated Investments	(148,746)	(421,268)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	4,062	(10)
Net Assets	$18,799,245	$2,165,988
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	550,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$34.18	$21.66
Cost of Investments	$16,057,435	$2,066,931
Cost of Affiliated Investments	866,229	502,910
Cost of Foreign Currency	2,016,286	455

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended March 31, 2016

	KraneShares Bosera MSCI China A Share ETF		KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$370,134		$43,245	$280,464
Interest Income	648		8	58
Less: Foreign Taxes Withheld	(37,913)		(2,152)	(70,955)
Total Investment Income	332,869		41,101	209,567
Management Fees	173,785	(2)	21,087	903,182
Trustees’ Fees	12,104		1,574	47,924
Total Expenses	185,889		22,661	951,106
Management Fee Waiver	(39,457	)(2)	—	—
Net Expenses	146,432		22,661	951,106
Net Investment Income (Loss)	186,437		18,440	(741,539)
Net Realized Gain (Loss) on:
Investments	1,871,951		3,098	19,253,377 (1)
Foreign Currency Translations	(112,763)		(4,127)	122
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	1,759,188		(1,029)	19,253,499
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,503,988)		(504,846)	(4,193,533)
Foreign Currency Translations	(1,327)		171	3
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(6,505,315)		(504,675)	(4,193,530)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(4,746,127)		(505,704)	15,059,969
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,559,690)		$(487,264)	$14,318,430

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)	Management fees decreased to 0.78% before a contractual waiver and 0.68% after the contractual waiver, as of March 21, 2016.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended March 31, 2016

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Investment Income:
Dividend Income	$10,663	$51,095
Income Distributions Received from Affiliated Fund	—	3,916
Interest Income	1,344,942	66
Less: Foreign Taxes Withheld	(6,998)	(4,586)
Total Investment Income	1,348,607	50,491
Management Fees	263,053	19,981
Trustees’ Fees	4,107	5,293
Total Expenses	267,160	25,274
Management Fee Waiver	(46,422)	(4,202)
Net Expenses	220,738	21,072
Net Investment Income	1,127,869	29,419
Net Realized Gain (Loss) on:
Investments	60,888	(5,065)
Affiliated Investments	2,813	(415)
Capital Gain Distributions Received From Affiliated Fund	—	91,827
Foreign Currency Translations	(2,407,020)	(1,747)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(2,343,319)	84,600
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(154,575)	(246,481)
Affiliated Investments	18,985	(225,163)
Foreign Currency Translations	3,602	185
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(131,988)	(471,459)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(2,475,307)	(386,859)
Net Decrease in Net Assets Resulting from Operations	$(1,347,438)	$(357,440)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Year Ended March 31, 2016	Year Ended March 31, 2015
Operations:
Net Investment Income (Loss)	$186,437	$(56,828)
Net Realized Gain on Investments and Foreign Currency Translations	1,759,188	184,968
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(6,505,315)	6,344,607
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,559,690)	6,472,747
Dividends and Distributions from:
Net Investment Income	(82,915)	(25,024)
Net Realized Gains	(2,017,341)	—
Total Dividends and Distributions	(2,100,256)	(25,024)
Capital Share Transactions:(1)
Issued	3,264,139	17,369,814
Redeemed	(18,822,951)	(8,609,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,558,812)	8,760,314
Total Increase (Decrease) in Net Assets	(22,218,758)	15,208,037
Net Assets:
Beginning of Year	26,774,152	11,566,115
End of Year	$4,555,394	$26,774,152
Distributions in Excess of Net Investment Income	$(60,851)	$(36,342)
Share Transactions:
Issued	50,000	400,000
Redeemed	(400,002)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,002)	100,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI New China ETF
	Year Ended March 31, 2016	Year Ended March 31, 2015
Operations:
Net Investment Income	$18,440	$12,207
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,029)	125,197
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(504,675)	171,872
Net Increase (Decrease) in Net Assets Resulting from Operations	(487,264)	309,276
Dividends and Distributions from:
Net Investment Income	(25,169)	(31,008)
Net Realized Gains	(289,653)	—
Return of Capital	(788)	—
Total Dividends and Distributions	(315,610)	(31,008)
Capital Share Transactions:(1)
Issued	184,546	—
Increase in Net Assets from Capital Share Transactions	184,546	—
Total Increase (Decrease) in Net Assets	(618,328)	278,268
Net Assets:
Beginning of Year	3,420,944	3,142,676
End of Year	$2,802,616	$3,420,944
Distributions in Excess of Net Investment Income	$(7,614)	$(2,201)
Share Transactions:
Issued	—	—
Net Increase in Shares Outstanding from Share Transactions	—	—

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Year Ended March 31, 2016	Year Ended March 31, 2015
Operations:
Net Investment Loss	$(741,539)	$(477,936)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	19,253,499	(2,491,875)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(4,193,530)	(18,003,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,318,430	(20,973,189)
Dividends and Distributions from:
Net Investment Income	(240,264)	(596,577)
Return of Capital	(18,722)	—
Total Dividends and Distributions	(258,986)	(596,577)
Capital Share Transactions:(1)
Issued	327,489,029	222,349,613
Redeemed	(278,291,404)	(146,411,226)
Increase in Net Assets from Capital Share Transactions	49,197,625	75,938,387
Total Increase in Net Assets	63,257,069	54,368,621
Net Assets:
Beginning of Year	131,611,859	77,243,238
End of Year	$194,868,928	$131,611,859
Distributions in Excess of Net Investment Income	$(821,359)	$(416,927)
Share Transactions:
Issued	9,150,000	6,200,000
Redeemed	(7,550,000)	(4,500,000)
Net Increase in Shares Outstanding from Share Transactions	1,600,000	1,700,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares E Fund China Commercial Paper ETF
	Year Ended March 31, 2016	Period Ended March 31, 2015(1)
Operations:
Net Investment Income	$1,127,869	$289,907
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(2,343,319)	(153,624)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(131,988)	(12,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,347,438)	123,587
Dividends and Distributions from:
Net Investment Income	(343,941)	(188,251)
Net Realized Gains	(9,852)	—
Return of Capital	(52,224)	—
Total Dividends and Distributions	(406,017)	(188,251)
Capital Share Transactions:(2)
Issued	59,536,118	31,449,489
Redeemed	(47,685,576)	(22,682,667)
Increase in Net Assets from Capital Share Transactions	11,850,542	8,766,822
Total Increase in Net Assets	10,097,087	8,702,158
Net Assets:
Beginning of Year or Period	8,702,158	—
End of Year or Period	$18,799,245	$8,702,158
Distributions in Excess of Net Investment Income	$(1,567,273)	$(43,352)
Share Transactions:
Issued	1,700,000	900,002
Redeemed	(1,400,002)	(650,000)
Net Increase in Shares Outstanding from Share Transactions	299,998	250,002

(1)	Commenced operations on December 2, 2014.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares FTSE Emerging Markets Plus ETF
	Year Ended March 31, 2016	Period Ended March 31, 2015(1)
Operations:
Net Investment Income (Loss)	$29,419	$(240)
Net Realized Gain on Investments, Affiliated Investments and Foreign Currency Translations	84,600	11,987
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(471,459)	50,181
Net Increase (Decrease) in Net Assets Resulting from Operations	(357,440)	61,928
Dividends and Distributions from:
Net Investment Income	(34,814)	—
Net Realized Gains	(5,119)	—
Total Dividends and Distributions	(39,933)	—
Capital Share Transactions:(2)
Issued	584	2,501,476
Redeemed	(43)	(584)
Increase in Net Assets from Capital Share Transactions	541	2,500,892
Total Increase (Decrease) in Net Assets	(396,832)	2,562,820
Net Assets:
Beginning of Year or Period	2,562,820	—
End of Year or Period	$2,165,988	$2,562,820
Undistributed Net Investment Income	$38,837	$6,629
Share Transactions:
Issued	—	100,002
Redeemed	(2)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2)	100,002

(1)	Commenced operations on February 12, 2015.
(2)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Year/Period Ended March 31
For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
KraneShares Bosera MSCI China A Share ETF
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—	(10.13)	30.37	(27.18)	4,555	0.93	(8)	1.18	(8)	1.18		116
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	—	(0.05)	53.55	85.37	26,774	1.31		1.51		(0.55)		110
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—	—	28.92	(3.60)	11,566	1.10	†	1.10	†	(0.84	)†	—	††
KraneShares CSI New China ETF(6)
2016	68.42	0.37	(6.43)	(6.06)	(0.50)	(5.79)	(0.02)	(6.31)	56.05	(9.71)	2,803	0.73		0.73		0.60		575
2015	62.85	0.24	5.95	6.19	(0.62)	—	—	(0.62)	68.42	9.92	3,421	0.71		0.71		0.37		36
2014(2)	50.00	(0.06)	12.91	12.85	—	—	—	—	62.85	25.70	3,143	0.68	†	0.68	†	(0.15	)†	7	††
KraneShares CSI China Internet ETF
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	— (7)	(0.06)	35.76	4.77	194,869	0.72		0.72		(0.56)		27
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	—	(0.29)	34.18	(4.09)	131,612	0.71		0.71		(0.39)		43
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	—	(0.10)	35.93	44.18	77,243	0.68	†	0.68	†	(0.90	)†	8	††
KraneShares E Fund China Commercial Paper ETF
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)	(0.25)	34.18	(1.11)	18,799	0.57	^	0.69	^	2.92	^	717
2015(4)	35.00	0.39	(0.35)	0.04	(0.23)	—	—	(0.23)	34.81	0.13	8,702	0.60	†^	0.72	†^	3.46	†^	—	††
KraneShares FTSE Emerging Markets Plus ETF
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—	(0.40)	21.66	(14.00)	2,166	0.91	‡	1.12	‡	1.27	‡	1
2015(5)	25.00	—	0.63	0.63	—	—	—	—	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07	)†‡	8	††

(1)	The Fund commenced operations on March 4, 2014.
(2)	The Fund commenced operations on July 22, 2013.
(3)	The Fund commenced operations on July 31, 2013.
(4)	The Fund commenced operations on December 2, 2014.
(5)	The Fund commenced operations on February 12, 2015.
(6)	Effective August 1st, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.
(7)	Amount was less than $0.01 per share.
(8)	Management fees and expense cap decreased to 0.78% and 0.68%, respectively, as of March 21, 2016. Prior to March 21, 2016, the management fee was 1.10% before a contractual waiver and 0.85% after the contractual waiver.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the KraneShares Bosera MSCI China A Share ETF.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2016, the Trust had five operational series. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF (each a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CSI China Internet ETF, KraneShares CSI New China ETF and KraneShares E Fund China Commercial Paper ETF are non-diversified. Krane Funds Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use co-advisers (each, a Sub-Adviser or, collectively, the “Sub-Advisers”) to perform the day-today management for the Funds.

The shares of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF and KraneShares E Fund China Commercial Paper ETF are listed and traded on the NYSE Arca, Inc. Shares of KraneShares CSI China Internet ETF are listed and traded on the NASDAQ Exchange. Shares of KraneShares FTSE Emerging Markets Plus ETF shares are listed and traded on the BATS Exchange. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units (“Creation Units”). With respect to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF permit in-kind consideration for the purchase of a Creation Units, such Creation Units will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A International Index
KraneShares CSI New China ETF	CSI Overseas China Five-Year Plan Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are registered investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), and, therefore, the Funds follow the accounting and reporting guidelines for registered investment companies.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

Securities for which market prices are not “readily available” or, debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; securities listed on the Hong Kong, Shanghai and Shenzhen Stock Exchanges (“China-listed Securities”) and that are halted or suspended tend to provide company specific reasons; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

securities if an event that may materially affect the value of the Funds’ securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. For China-listed Securities, the Committee will investigate company or sector specific reasons for the halt or suspension, and the portfolio security will be valued based on information specific to the halt or suspension. Due to the estimation uncertainty involved in the fair valuation process, amounts realizable from the sale or disposition of fair valued securities may differ materially from carrying values.

As of March 31, 2016, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$484,406	10.6%
KraneShares CSI New China ETF	6,064	0.2%
KraneShares FTSE Emerging Markets Plus ETF	287	0.0%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

During the year ended March 31, 2016, certain significant changes were made to the Funds’ fair valuation methodologies. These changes related to the membership of the Fair Value Pricing Committee and other procedures governing the consideration of business by the Committee. The changes also provide that, if a particular event or circumstance affects multiple issuers whose securities are held by a Fund, the Fair Value Pricing Committee may fair value each affected security individually, or take a “top down” approach that applies a specified percentage increase or decrease to an entire portfolio, if applicable, or to a subset of portfolio securities, such as those from an affected region, country or market sector based on information regarding how the portfolio or the portfolio subset has been affected by the particular event or circumstance. The Fair Value Pricing Committee will, however, continue to monitor securities valued pursuant to this methodology to inquire whether information exists that may call into question the value assigned to a particular security. The Fair Value Pricing Committee also adopted the procedures described below for securities that trade on a foreign securities exchange with mechanisms that confine one day’s price movement in an individual security to a pre-determine price range based on that day’s opening price (“Collared Securities”).

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Bosera MSCI China A Share ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 3/31/16	Valuation Technique(s)	Unobservable Input	Discount Percentage*
Common Stock	$484,406	Sector/Industry Movement	Sector Performance	+/-10%

*	Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range, based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will be capped by the Fair Value Pricing Committee based on any applicable pre-determined “limit down” or “limit up” prices established by a foreign securities exchange. As a result, the Fair Value Pricing Committee must ensure that any fair value price determination on a given day is capped accordingly plus or minus ten per cent. In situations when the aggregate market value of all of a Fund’s halted securities exceeds ten per cent, the Fair Value Pricing Committee shall hold a Special Meeting to discuss the appropriate action to take.

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2016, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is generally recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). These fees are subject to adjustment from time to time by the Adviser.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

The standard creation and redemption fees for each Fund are listed below:

Maximum creation and redemption fees
KraneShares Bosera MSCI China A Share ETF	$8,500 and a variable fee of up to 2.0%
KraneShares CSI New China ETF	$1,500 and a variable fee of up to 2.0%
KraneShares CSI China Internet ETF	$600 and a variable fee of up to 2.0%
KraneShares E Fund China Commercial Paper ETF	$500 and a variable fee of up to 2.0%
KraneShares FTSE Emerging Markets Plus ETF	$8,500 and a variable fee of up to 2.0%

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF generally expect that Creation Units of the Fund will be issued and redeemed principally for cash.

The following table discloses Creation Unit breakdown as of March 31, 2016:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A Share ETF	(350,002)	$6,324	$(15,558,812)	$56,471
KraneShares CSI China Internet ETF	1,600,000	31,030	49,197,625	21,015
KraneShares E Fund China Commercial Paper ETF	299,998	7,652	11,850,542	11,718
KraneShares FTSE Emerging Markets Plus ETF	(2)	—	(43)	—

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust on behalf of each Fund and the Adviser (the “Agreements”). Under the Agreements, the Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Each Agreement provides that the Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund. Pursuant to the Agreements

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	0.68%*
KraneShares CSI New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%

*	Management fee after contractual waiver. The management fee before waiver is 0.78%. Prior to March 21, 2016, management fee was 1.10% before a contractual waiver and 0.85% after the contractual waiver.

The Agreements require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (g) any expenses determined to be extraordinary expenses by the Board (all such expenses not including the exceptions, “Expenses”).

Effective March 21, 2016, the management fee for the KraneShares Bosera MSCI China A Share ETF was reduced to 0.78% of the Fund’s average daily net assets and contractually waived to 0.68% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2017. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to the Adviser or by the Adviser, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term. Prior to July 31, 2017, the Expense Limitation Agreement may only be terminated by the Board. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Prior to March 21, 2016, pursuant to an investment advisory agreement, the KraneShares Bosera MSCI China A Share Fund paid the Adviser a fee of 1.10% of the Fund’s average daily net assets. In addition, the Adviser had contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares Bosera MSCI China A Share ETF’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any fees of counsel to the Independent Trustees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.85% of the Fund’s average daily net assets.

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares E Fund China Commercial Paper ETF’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any fees of counsel to the Independent Trustees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.56% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2016. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to the Adviser or by the Adviser, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term. Prior to July 31, 2016, the Expense Limitation Agreement may only be terminated by the Board. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as the Fund invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

E Fund Management (Hong Kong) Co., Limited (“E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, but excluding interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any fees of counsel to the Independent Trustees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Until December 1, 2015, Index Management Solutions, LLC (“IMS”) served as the investment sub-adviser to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF. IMS was responsible for trading portfolio securities on

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

behalf of the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. Under a sub-advisory agreement, the Adviser paid IMS a fee, calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2016, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board of Trustees.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$17,936,917	$35,472,901
KraneShares CSI New China ETF	17,472,801	17,672,756
KraneShares CSI China Internet ETF	36,310,392	51,124,487
KraneShares E Fund China Commercial Paper ETF	164,657	165,951
KraneShares FTSE Emerging Markets Plus ETF	113,495	26,011

For the year ended March 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares CSI China Internet ETF	$340,807,732	$277,670,142	$23,781,858

During the year ended March 31, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, reclass of distributions, sales of passive foreign investment companies, return of capital distributions, REIT reclass, and distributions from underlying regulated investment companies, have been reclassified to/from the following accounts during the fiscal year ended March 31, 2016.

KraneShares Funds	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
KraneShares Bosera MSCI China A Share ETF	$—	$(128,031)	$128,031
KraneShares CSI New China ETF	—	1,316	(1,316)
KraneShares CSI China Internet ETF	20,525,026	577,371	(21,102,397)
KraneShares E Fund China Commercial Paper ETF	—	(2,307,849)	2,307,849
KraneShares FTSE Emerging Markets Plus ETF	—	37,603	(37,603)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2016 and March 31, 2015 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2016	$949,369	$1,150,887	$—	$2,100,256
2015	25,024	—	—	25,024
KraneShares CSI New China ETF
2016	$25,169	$289,655	$786	$315,610
2015	30,982	26	—	31,008
KraneShares CSI China Internet ETF
2016	$240,264	$—	$18,722	$258,986
2015	596,577	—	—	596,577
KraneShares E Fund China Commercial Paper ETF
2016	$353,793	$—	$52,224	$406,017
2015	188,251	—	—	188,251
KraneShares FTSE Emerging Markets Plus ETF
2016	$39,933	$—	$—	$39,933
2015	—	—	—	—

Notes to Financial Statements

5. TAX INFORMATION  – (continued)

As of March 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Undistributed Ordinary Income	$—	$—	$—	$—	$39,218
Undistributed Long-Term Capital Gain	127,486	—	—	—	46,996
Post October Losses	(139,366)	(151,137)	—	—	—
Capital Loss Carryforwards	—	—	(6,371,670)	—	—
Qualified Late-Year Loss Deferrals	(60,305)	(7,614)	(701,760)	(1,567,274)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(609,978)	267,615	(22,743,993)	(198,621)	(421,659)
Other Temporary Differences	(5)	—	—	—	—
Total Distributable Earnings (Accumulated Losses)	$(682,168)	$108,864	$(29,817,423)	$(1,765,895)	$(335,445)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2016 through March 31, 2016 and Nov. 1, 2015 through March 31, 2016, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares CSI China Internet ETF	$6,206,978	$164,692	$6,371,670

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2016 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Bosera MSCI China A Share ETF	$5,115,706	$126,622	$(737,002)	$(610,380)
KraneShares CSI New China ETF	2,433,782	567,947	(300,503)	267,444
KraneShares CSI China Internet ETF	217,431,133	2,901,645	(25,645,647)	(22,744,002)
KraneShares E Fund China Commercial Paper ETF	16,977,602	102,411	(305,095)	(202,684)
KraneShares FTSE Emerging Markets Plus ETF	2,570,222	75,171	(496,820)	(421,649)

Notes to Financial Statements

5. TAX INFORMATION  – (continued)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by nonresidents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of “A” shares on a public Chinese exchange (such as the Shanghai stock market). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Industry Concentration Risk

In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Notes to Financial Statements

6. CONCENTRATION OF RISKS  – (continued)

Chinese Credit Ratings Risk

The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

Fixed Income Securities Risk

Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of bonds issued. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the level of interest rates. When interest rates go up, the prices of most bonds go down; and when interest rates go down, the prices of most bonds go up. Bonds with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

Non-Correlation Risk

Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk

The KraneShares CSI China Internet ETF, KraneShares CSI New China ETF and KraneShares E Fund China Commercial Paper ETF are considered to be non-diversified, which means that it may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Notes to Financial Statements

6. CONCENTRATION OF RISKS  – (continued)

Investments in Other Investment Companies

The KraneShares E Fund China Commercial Paper ETF intends to utilize a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, at least a portion of the Fund’s uninvested cash balances is expected to be used to purchase shares of funds that are registered in China, but not in the United States, and that provide daily liquidity, including the E Fund Money Market Fund. The Fund may also invest in other similar investment companies that are registered in China and provide daily liquidity (collectively, the “PRC Investment Companies”). The PRC Investment Companies are intended to provide liquidity, increased diversity of holdings, and a return on investment that is similar to the return on investments in Underlying Index constituents. Investments in the PRC Investment Companies are subject to the risks faced by them, which include credit risk, interest rate risk, currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds, and to the extent that they or any fund is not registered pursuant to the 1940 Act, the KraneShares E Fund China Commercial Paper ETF will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies or other funds not registered in the United States.

The KraneShares FTSE Emerging Markets Plus ETF also invests in other investment companies. By doing so, the Fund is exposed to the risks of investments by such companies. Moreover, the Fund will incur its pro rata share of the underlying funds.

The KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF may invest in investment companies that are sponsored or advised by the Adviser and/or Co-Adviser. The Adviser and/or Co-Adviser may be subject to conflicts of interest in allocating Fund assets to such funds if they derive fees or other benefits from the underlying funds.

7. OTHER

At March 31, 2016, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to unitary (or unified) fee investment advisory agreements (“Agreements”). As discussed in Note 3, the Adviser is responsible for certain expenses of the Funds (the “Expenses”). The Adviser is current with the payment of all Expenses or has entered into work-out arrangements to schedule the future payment by the Adviser of outstanding Expenses, which include amounts past due to certain service providers of the Funds, and a principal of the Adviser has entered into a personal guarantee to guarantee the payment by the Adviser of such Expenses. Nevertheless, it cannot be certain that the outstanding Expenses will be paid on the agreed-upon work-out schedule or that future Expenses will be timely paid, which, in the case of

Notes to Financial Statements

9. ADVISER OBLIGATIONS  – (continued)

non-payment, could have a material adverse effect on the operations of the Funds. There is also uncertainty that the Advisor will have sufficient cash flow to pay the Advisor's operating expenses. In the event that outstanding Expenses are not paid on schedule or that future Expenses are not timely paid, or that the Advisor is unable to pay its operating expenses, the Board may seek to appoint a new investment adviser for the Funds, seek to adopt a voluntary plan of liquidation of the Funds, and/or take any other action that the Board deems to be in the best interest of the Funds and their shareholders. The Board does not currently intend to adopt a voluntary plan of liquidation.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Effective on or about May 23, 2016, the KraneShares CSI New China ETF’s (“Fund”) current benchmark will change from the CSI Overseas China Five-Year Plan Index to the Zacks New China Index. In addition, the Fund’s name will change from the KraneShares CSI New China ETF to the KraneShares Zacks New China ETF. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of KraneShares Trust and the Shareholders of
  KraneShares Bosera MSCI China A Share ETF,
  KraneShares CSI New China ETF,
  KraneShares CSI China Internet ETF,
  KraneShares E Fund China Commercial Paper ETF and
  KraneShares FTSE Emerging Markets Plus ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF (constituting KraneShares Trust, hereafter collectively referred to as the “Funds”) at March 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodians and broker, provide a reasonable basis for our opinion.

As discussed in Note 9, the Fund's Advisor has not compensated all of the Fund's service providers on a timely basis, and the Advisor's ability to compensate all of the Fund's service providers on a timely basis in the future is uncertain. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 31, 2016

Trustees and Officers of the Trust (Unaudited)
March 31, 2016

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustees(2)
Jonathan Krane(1) 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Trustee and Chairman of the Board, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to 2011. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present.	5	None
Independent Trustees(2)
John Ferguson 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1966)	Trustee, No set term; served since 2012	Chief Operating Officer of Kang Global Investors LP from May 2014 to present. President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to April 2014 (formerly, Chief Operating Officer from November 2011 to April 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from April 2005 to October 2011.	5	None
Matthew Stroyman 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from September 2007 to present.	5	None
(1)	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.
(2)	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

Trustees and Officers of the Trust (Unaudited)
March 31, 2016

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-857-2638. The following chart lists Trustees and Officers as of March 31, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee/Officers(2)
Jonathan Krane 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to 2011. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present.	5	None
Jennifer Tarleton (formerly Krane) 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1966)	Vice President and Secretary, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to 2011. Vice President of Krane Funds Advisors, LLC from May 2011 to present.	5	None
Michael Quain 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1957)	Chief Compliance Officer, No set term; served since June 2015	Principal/President of Quain Compliance Consulting, LLC from February 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013. First Vice President and Chief Compliance Officer of Artio Global Management, LLC from September 2004 to May 2013.	5	None
Peter Rodriguez(4) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer, No set term; served since 2013	Director, Fund Accounting of SEI Investments Global Funds Services from 2011 to present, 1997 to 2005. Director, Mutual Fund Trading of SEI Private Trust Company from 2009 to 2011.	N/A	N/A
(1)	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.
(2)	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
(3)	As of March 31, 2016, the Trust had five investment portfolios.
(4)	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Renewal of Advisory Agreements & Board Considerations (Unaudited)

At in-person meetings on October 26, 2015 and December 2, 2015, the Board including the Independent Trustees, considered the approval of the advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the KraneShares Trust (“Trust”), on behalf of the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF and KraneShares E Fund China Commercial Paper ETF, the sub-advisory agreement between Krane and Bosera Asset Management (International) Co., Ltd. (“Bosera”) with respect to the KraneShares Bosera MSCI China A Share ETF, the sub-advisory agreement between Krane and E Fund Management (Hong Kong) Co., Ltd. (“E Fund”) with respect to the KraneShares E Fund China Commercial Paper ETF and the sub-advisory agreement between Krane and Index Management Solutions, LLC (“IMS”) with respect to the KraneShares CSI New China ETF and KraneShares CSI China Internet ETF (collectively, the “Agreements”).(1)

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent and quality of the services provided by Krane and the Sub-Advisers; (2) the costs of the services provided and profitability to Krane with respect to its relationship with the Funds; (3) the advisory fees, sub-advisory fees and total expense ratios of the Funds compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; and (5) other benefits received by Krane and the Sub-Advisers from their relationship with the Funds. In considering whether to approve the continuation of the Agreements, the Board observed that the evaluation process with respect to Krane and the Sub-Advisers is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting including, among other matters, the performance and services provided by Krane and the Sub-Advisers. The Board also considered the financial resources of the Adviser and its ability to continue to provide a high-level of service to the Funds.

Nature, Quality and Extent of Services.  Based on written materials received and a presentation from senior representatives of Krane as well as a discussion with Krane about the operations and financial condition of itself and each Sub-Adviser, and discussions with the Trust’s CCO and Krane’s CCO regarding Krane and the Sub-Advisers, the Board considered the nature, quality and extent of the overall services provided by Krane under the advisory agreement and by each Sub-Adviser under its sub-advisory agreement. In this connection, the Board considered the responsibilities of Krane and the Sub-Advisers. The Board discussed Krane’s resources available to the management of the Funds and recognized that Krane had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), exploring various sales channels, assessing the appeal for each Fund’s investment strategy and arranging service providers. In this regard, the Board considered information provided by Krane regarding its selection and oversight of the Sub-Advisers and its oversight of the Trust’s distributor, administrator, transfer agent and custodian. The Board also considered that Krane is responsible for monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board took note of the fact that the Trustees had retained for the Trust a separate CCO with significant experience who reports directly to the Board and that Krane had retained a qualified and experienced CCO. In addition, the Board evaluated its experience with the services provided by Krane and the Sub-Advisers, and the resources and financial condition of Krane and the Sub-Advisers. The Board also considered Krane’s analysis and recommendations regarding each

(1)	The Board considered the Agreement with IMS only at its October 26, 2015 meeting. It did not consider the Agreement with IMS at its December 2, 2015 meeting because the Agreement with IMS was terminated on December 1, 2015 due to a change of control of IMS.

Renewal of Advisory Agreements & Board Considerations (Unaudited)

Sub-Adviser. Based on its review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, quality and extent of the services provided by Krane and each Sub-Adviser was appropriate for the Funds.

Performance.  The Board noted that it considered the performance of the Funds throughout the year and reviewed each Fund’s performance for various periods. In this regard, among other matters, the Board considered each Fund’s returns as compared to the returns of its underlying index as of September 30, 2015. They also considered each Fund’s returns compared to the returns of a group of funds identified as comparable (“peer group”) and benchmark indices as of September 30, 2015.

With respect to the KraneShares CSI New China ETF, the Board noted that: (1) the Fund’s performance correlated with that of its underlying index for the quarter, year-to-date, one-year and since-inception periods; (2) the Fund outperformed its peer group for the quarter period, but underperformed such group for the year-to-date, one-year and since-inception periods; (3) the Fund outperformed the Lipper China Region Funds Classification for the since-inception period, but underperformed the Lipper China Region Funds Classification for the quarter, year-to-date and one-year periods; and (4) the Fund underperformed the S&P 500 Index for the quarter, year-to-date, one-year and since-inception periods.

With respect to the KraneShares CSI China Internet ETF, the Board noted that: (1) the Fund’s performance correlated with that of its underlying index for the quarter, year-to-date, one-year and since-inception periods; (2) the Fund generally outperformed its peer group for the year-to-date, one-year and since-inception periods, but underperformed such group for the quarter period; (3) the Fund underperformed the Lipper Global Science & Technology Funds Classification for the quarter, year-to-date, one-year and since-inception periods; and (4) the Fund outperformed the S&P 500 Index for the since-inception period, but underperformed the S&P 500 Index for the quarter, year-to-date, and one-year periods.

With respect to the KraneShares Bosera MSCI China A Share ETF, the Board noted that: (1) the Fund’s performance had experienced some divergence from that of its underlying index and considered Krane’s explanations therefor, such as periods of strong market performance coinciding with significant Fund inflows; (2) the Fund outperformed its peer group for the quarter and year-to-date periods, but underperformed such group for the one-year and since-inception periods; (3) the Fund outperformed the Lipper China Region Funds Classification for the one-year and since-inception periods, but underperformed the Lipper China Region Funds Classification for the quarter and year-to-date periods; and (4) the Fund outperformed the S&P for the one-year and since-inception periods, but underperformed the S&P 500 Index for the quarter and year-to-date periods.

With respect to the KraneShares E Fund China Commercial Paper ETF, the Board noted that: (1) the Fund’s performance correlated with that of its underlying index for the quarter, year-to-date and since-inception periods; (2) the Fund underperformed its peer group for the quarter, year-to-date and since-inception periods; (3) the Fund outperformed the Lipper China Region Funds Classification for the quarter, year-to-date and since-inception periods; and (4) the Fund outperformed the S&P 500 Index for the quarter, year-to-date and since-inception periods.

The Board also evaluated Krane’s assessment of each Sub-Adviser’s performance. Based on its review, the Board determined, in its reasonable business judgment, that engaging Krane and the Sub-Advisers could benefit the Funds and their shareholders.

Comparative Fees and Expenses.  The Board considered that Krane charges a unitary advisory fee to the Funds. The Trustees noted that under the unitary fee structure, Krane, and not the Funds, is

Renewal of Advisory Agreements & Board Considerations (Unaudited)

responsible for paying many of the expenses of the Funds and pays the expenses of the Fund’s other service providers, including the Sub-Advisers. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services provided by Krane. The Board also considered the total expense ratios of each Fund compared to its peer group. The Board noted that: (1) the KraneShares CSI New China ETF’s management fee and total expense ratio were generally higher than those of its peer group; (2) the KraneShares CSI China Internet ETF’s management fee and total expense ratio were generally higher than those of its peer group; (3) the KraneShares Bosera MSCI China A Share ETF’s management fee was higher than those of its peer group, but its total expense ratio was in line with its peer group; and (4) the KraneShares E Fund Commercial Paper ETF’s management fee was higher than those of its peer group, but its total expense ratio was in line with its peer group. The Board also noted Krane’s representation that each Fund offers unique investment exposure for shareholders and potential investors and that Krane did not advise any other accounts with similar investment strategies.

Although the Board received information regarding the fees paid by the Funds under the sub-advisory agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. In this regard, the Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses of the Funds under the advisory and sub-advisory agreements are fair and reasonable.

Costs and Profitability.  The Board then considered the profits realized by Krane with respect to the Funds. The Board reviewed profit and loss information provided by Krane with respect to the Funds. In this regard, the Board noted that Krane continued to waive certain fees and that it had not made a profit from its relationship with the Funds under the advisory agreements. The Board also noted Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Krane pays in accordance with the advisory agreement.

The Board did not consider information regarding the costs of services provided or profits realized by each Sub-Adviser from its relationship with the Funds, noting instead the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund and that Krane, and not the Fund, was responsible for paying the sub-advisory fees due under each sub-advisory agreement.

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that the profits realized by Krane with respect to the Funds were not excessive.

Other Benefits.  The Board considered and recognized the potential benefits to Krane and the Sub-Advisers as a result of their ability to use the Funds’ assets to engage in soft dollar transactions. The Board also considered the extent to which Krane derives other ancillary benefits from the Funds’ operations. Based on these and other considerations, the Board determined that other benefits to be realized were not a material factor to be considered in connection with the proposed renewal of the Agreements.

Renewal of Advisory Agreements & Board Considerations (Unaudited)

Economies of Scale.  The Board considered Krane’s representation that, due to the size of the Funds, they currently were not in a position to realize economies of scale with respect to its management of the Funds. The Board thus determined to monitor potential economies of scale in the future but concluded that, at present, they were not a material factor for the Board to consider.

Conclusion.  The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015 to March 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:  Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return —  the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF(2)
Actual Fund Return	$1,000.00	$936.10	1.03%	$4.99
Hypothetical 5% Return	1,000.00	1,019.85	1.03	5.20
KraneShares CSI New China ETF
Actual Fund Return	$1,000.00	$1,120.60	0.74%	$3.92
Hypothetical 5% Return	1,000.00	1,021.30	0.74	3.74
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,197.70	0.71%	$3.90
Hypothetical 5% Return	1,000.00	1,021.45	0.71	3.59
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$995.30	0.57%	$2.84
Hypothetical 5% Return	1,000.00	1,022.15	0.57	2.88
KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$1,034.00	0.94%	$4.78
Hypothetical 5% Return	1,000.00	1,020.30	0.94	4.78

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period from 10/01/15-03/31/16).
(2)	As of March 21, 2016, management fees decreased to 0.78% before a contractual waiver and 0.68% after the contractual waiver due to an Expense Limitation Agreement. Prior to March 21, 2016, the management fee was 1.10% before a contractual waiver and 0.85% after the contractual waiver. If the current fees had been in effect throughout the period, Actual Fund Return Expenses Paid During Period would have been $4.45 and the Hypothetical 5% Return Expenses Paid During Period would have been $4.65.

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2016 the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
KraneShares Bosera MSCI China A Share ETF(6)
0.00%	53.83%	46.17%	100.00%	0.00%	43.22%	0.00%	0.00%	100.00%	1.77%
KraneShares CSI New China ETF
0.25%	91.78%	7.97%	100.00%	0.00%	75.45%	0.00%	0.00%	0.00%	0.00%
KraneShares CSI China Internet ETF
7.23%	0.00%	92.77%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares E Fund China Commercial Paper ETF
12.86%	0.00%	87.14%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%
KraneShares FTSE Emerging Markets Plus ETF(7)
0.00%	0.00%	100.00%	100.00%	72.21%	72.15%	0.00%	0.00%	100.00%	10.30%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.
(6)	The KraneShares Bosera MSCI China A Share ETF intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2016, the total amount of foreign source income is $317,276. The total amount of foreign tax paid is $37,879. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.
(7)	The KraneShares FTSE Emerging Markets Plus ETF intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2016, the total amount of foreign source income is $72,889. The total amount of foreign tax paid is $4,587. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements.) The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

Notes

KraneShares Trust:
1270 Avenue of the Americas, 22nd Floor
New York, New York 10020
1-855-857-2638
http://kraneshares.com/

Investment Adviser:
Krane Funds Advisors, LLC
1270 Avenue of the Americas, 22nd Floor
New York, New York 10020

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-AR-001-0300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function. The Code of Ethics was recently amended to clarify: (1) the persons subject to the code; and (2) the Registrant's Chief Compliance Officer's responsibilities with respect to enforcing and monitoring compliance with the code.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Registrant.

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2016			2015
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$110,000	$0	N/A	$108,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$22,500	$0	N/A	$30,000	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

(e)(1) Pursuant to the requirements of the Sarbanes Act, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Trust’s Board has established an Audit Committee that has been charged with, among other things, assisting the Board in its oversight of: the Trust’s independent auditors; preapproving all audit and non-audit services provided by the Trust’s independent auditors; the integrity of the Fund’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $22,500 and $30,000 for 2016 and 2015, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. These services included tax return preparation for the Funds as well as advice and consultation by PwC and/or its affiliates regarding Chinese withholding taxes on investments in A Shares. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Messrs. John Ferguson and Matthew Stroyman.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report. Effective March 8, 2016, the Nominating Committee will no longer consider shareholder nominees for Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 6, 2016

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 6, 2016